Salary Deferral Plans - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred compensation liability, current and noncurrent	$ 1,475,000	$ 1,575,000
Deferred compensation arrangement with individual, compensation expense	547,000	789,000	$ 705,000
Cash surrender value of life insurance	6,462,000	6,306,000
Life settlement contracts, investment method, face value, total	16,407,000	16,377,000
Supplemental Employee Retirement Plan Agreement [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred compensation liability, current and noncurrent	4,219,000	4,026,000
Cash surrender value of life insurance	53,183,000	51,701,000
Life settlement contracts, investment method, face value, total	122,010,000	121,634,000
Flexible indexed annuity contracts value	$ 23,745,000	$ 24,135,000